Warrant liabilities	6 Months Ended
Jun. 30, 2022
Warrant Liabilities [Abstract]
Warrant liabilities
15.	Warrant liabilities
As mentioned in Note 4, as part of the
 SPAC
Transaction, 13,799,948 Public
Warrants
and 9,360,000 Private Warrants issued by Spartan have been assumed by the Group. At June 30, 2022, the Group had 13,799,948 Public Warrants and no Private Warrants outstanding, after the private warrant holders exercised all their warrants on April 15, 2022.
Public Warrants entitle the holder to convert each warrant into one ordinary share of the Company of €0.12 par value at an exercise price of $11.50 (€10.97
9
), and can be exercised starting 30 days after the
SPAC
Transaction. The Private Warrants have terms and provisions that are identical to those of the Public Warrants, with the exception that as long as the Private Warrants are held by Spartan, they may be exercised for cash or on a cashless basis, and they cannot be transferred, assigned, or sold until 30 days after the Business Combination. The cashless basis exercise entitles the Private Warrants holders to convert the warrants into a number of Allego ordinary share of €0.12 par value equal to the quotient obtained by dividing the product of the number of ordinary shares of Allego underlying the warrants and the excess of the fair market value over the exercise price of the warrants by the fair market value. For the purpose of the calculation above, the fair market value shall mean the average last reported sale price of the ordinary shares of Allego for the ten trading days ending on the third trading day prior to the date on which notice of exercise of the warrant is given,
Until warrant holders acquire the ordinary shares upon exercise of such warrants, they will have no voting or economic rights. The warrants will expire on March 16, 2027, five years after the
SPAC

Transaction, or earlier upon redemption or liquidation in accordance with their terms.
As there are no elements in the warrant agreements that give the Group the possibility to prevent the warrant owners to convert their warrants within twelve months, the Group has classified the warrant liabilities as current liabilities.

9	Translated at the EUR/USD Exchange rate as at June 30, 2022.

Exercise of warrants
On April 15, 2022, all the Private Warrants were exercised on a cashless basis, and the Private Warrants holders received 1,334,949 ordinary shares of the Company. The Private Warrants had a fair value of €13,854 thousand on the exercise date. For further details regarding the Private Warrants exercise refer to Note 13.
There were no Public Warrants exercised during the
six-month
period ended June 30, 2022.
Movements in warrant liabilities
The financial liabilities for the warrants are accounted for at fair value through profit or loss. For further details on the assumptions and models used for estimating the fair value of the derivative warrants refer to Note 19.
During the
six-month
period ended June 30, 2022 the Group recognized a total net fair value gain of €21,686 thousand (June 30, 2021: € nil) in relation to both the Public Warrants and the Private Warrants, in the interim condensed consolidated statement of profit or loss, within finance costs.
Movement in the warrant liabilities for the period ended June 30, 2022 are summarized as follows:

	Public Warrants		Private Warrants		Total
	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)
As at January 1, 2022	—	—	—	—	—	—
Warrants assumed on Transaction date	13,799,948	21,259	9,360,000	20,993	23,159,948	42,253
Warrants exercised	—	—	(9,360,000)	(13,854)	(9,360,000)	(13,854)
Change in fair value of warrant liabilities	—	(14,546)	—	(7,139)	—	(21,686)
As at June 30, 2022	13,799,948	6,713	—	—	13,799,948	6,713